SUMMARY OF ACCOUNTING POLICIES - Summary of unvested stock awards (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shares
Unvested	17,317	20,840
Stock conversion		(2,980)
Awarded		5,600
Forfeited	400
Vested	(6,155)	(6,143)
Unvested	11,562	17,317
Weighted Average Fair Value on Award Date
Unvested	$ 3.29	$ 4.00
Stock Conversion
Awarded		$ 1.28
Forfeited	$ 1.28
Vested	$ 3.25	$ 3.52
Unvested	$ 3.24	$ 3.29